[AELTUS LOGO]                                        10 State House Square, SH11
                                                     Hartford, CT 06103-3602



                                                     ELLEN VALVO
                                                     Paralegal
                                                     Aeltus Legal
May 16, 2001                                         (860) 275-2166
                                                     Fax: (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

Re:    AETNA INCOME SHARES
       FILE NOS. 2-47232 AND 811-2361
       RULE 497(j) FILING

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 53 of Aetna Income Shares (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 53 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo